Trade Accounts and Other Payables - Summary of Trade Accounts and Other Payables (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Text block 1 [Abstract]
Accounts and notes payables	¥ 4,302,013	¥ 4,034,920
Other payables	1,554,932	1,492,427
Total	¥ 5,856,945	¥ 5,527,347